Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net of expected credit losses of $2.0 (2020 – $3.0)	$ 787.9	$ 702.7
Holdbacks, current	28.6	19.7
Other	7.2	15.6
Trade and other receivables	823.7	738.0
Expected credit losses	$ 2.0	$ 3.0